Annual Fund Operating Expenses - Columbia Dividend Opportunity Fund	Oct. 01, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.05%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.05%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.80%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.80%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	1.30%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	1.30%
Class Inst2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.08%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.76%	[1]
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.74%
Class Inst
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.80%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	0.80%
Class Adv
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.80%	[1]
Fee Waiver or Reimbursement	none	[2]
Net Expenses (as a percentage of Assets)	0.80%
Class Inst3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.05%
Expenses (as a percentage of Assets)	0.71%	[1]
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.70%

[1]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[2]	The Fund’s transfer agent has contractually agreed to waive fees and/or to reimburse expenses through September 30, 2021, unless sooner terminated by the Fund’s Board of Trustees (the Board), so that the fees payable under the Fund’s transfer agency agreement do not exceed the annual rates of 0.04% for Class Inst2 and 0.00% for Class Inst3.